Directors' Deferred Compensation Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Directors' deferred compensation plan
Non-employee director fee expense which was deferred into stock accounts	$ 166	$ 166	$ 132
Director
Directors' deferred compensation plan
Non-employee director fee expense	291	291	257
Non-employee director fee expense which was deferred into stock accounts	$ 166	$ 166	$ 132
Shares of common stock credited to individual director stock accounts under the Directors' Deferred Compensation Plan	122,725
Amount credited to individual director cash accounts under the Directors' Deferred Compensation Plan	$ 0